Loans and financing (Tables)	12 Months Ended
Dec. 31, 2021
Loans and financing
Schedule of loans and financing

	Interest rate	Maturity	December 31, 2021	December 31, 2020
Bank loan	100% CDI + 2.7% pa	December/2021	—	100,395
Bank loan	100% CDI + 2.7% pa	January/2022	201,990	200,788
Bank loan	8.1% pa	March/2022	310	1,500
Bank loan	8.2% pa	May/2022	—	8,373
Debentures (a)	100% CDI + 1.7% pa	August/2023	919,703	—
Bank loan (b)	3.7% pa	October/2023	62	—
Bank loan (c)	3.8% pa	October/2023	90	—
Bank loan	3.8% pa	November/2023	49	63
Bank loan (d)	USD + 2.4% pa	October/2024	61,649	—
Convertible notes (e)	8.0% pa	November/2028	647,474	—
			1,831,327	311,119
Current			228,448	107,706
Non-current			1,602,879	203,413
(a)	This amount is related to issuance of debentures in August 2021 to pay the amount due on the COC and Dom Bosco acquisition and will be settled in a single installment on August 25, 2023. The debentures bear interest of 100% CDI + 1.7% per annum, which will accrue and will also be payable on August 25, 2023. The debentures are guaranteed by Arco Educação S.A.
(b)	Loan acquired by Me Salva!, the Company’s subsidiary, for working capital. The amount is being paid monthly until October 2023 and bears interest at the rate of 3.7% per annum.
(c)	Loan acquired by Eduqo, the Company’s subsidiary, for working capital. The amount is being paid monthly until October 2023 and bear interest at the rate of 3.8% per annum.
(d)	On November 11, 2021, the subsidiary Geekie entered into a loan agreement in the amount of US$11,020 thousand, equivalent to R$ 60,000, with an interest rate of 2.452% per annum. Since the operation was contracted in U.S. dollars, the Company holds swap derivatives to protect its exposure to foreign currency risk, which changes the effective interest rate for this loan to 100% CDI + 1.7% per annum. The loan payments will be paid quarterly in 12 installments, until October 28, 2024.
(e)	On November 30, 2021, the Company issued convertible senior notes in the amount of US$150,000 with a value per share of $1.00, equivalent to R$ 825,285. These notes mature in 7 years, on November 15, 2028, and bear interest at 8% per year fixed in Brazilian reais. While the interests are payable quarterly, the principal amount will be paid in a single installment at the mature date, both in cash in United States dollars equivalents to the amount in Brazilian reais at the payment date.

Summary of movement in loans and financing

	2021	2020
Balance at beginning of the year	311,119	98,561
Additions	1,599,880	502,063
Loan cost	(21,582)	(3,629)
Business combination	210	8,836
Interest expense	57,245	19,862
Interest paid	(20,275)	(13,423)
Payment of loans and financing	(109,815)	(301,151)
Exchange rate variation	14,545	—
Balance at end of year	1,831,327	311,119